Earnings per share - Schedule of Numbers of Shares Earnings Per Share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Basic , (in shares)	4,051	4,077	4,052
Dilution for share options and awards, (in shares)	66	65	59
Diluted, (in shares)	4,117	4,142	4,111